CORPORATE INFORMATION (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023
Democratic Republic Of Congo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Navarro Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Devon Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Adumbi Mining SA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	84.68%
Kilo Isiro Atlantic Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Isiro (Jersey) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
KGL Isiro SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest owned by Isiro (Jersey) Limited	100.00%